Significant equity transactions and acquisitions (Tables)	12 Months Ended
Dec. 31, 2019
Significant equity transactions and acquisitions
Schedule of fair values of the identifiable assets and liabilities at acquisition dates

5.    Significant equity transactions and acquisitions (continued)

The fair values of the identifiable assets and liabilities as at the date of the acquisitions are summarized in the following table:

	Fair value recognized on acquisition
	2017	2018	2019
	RMB	RMB	RMB

Cash and cash equivalents	23,072	—	14,106
Property, plant and equipment, net	292	—	2,847
Intangible assets, net	60,684	—	45,098
Other assets	61,142	—	44,596
Current liabilities	(59,867)	—	(111,781)
Deferred tax liabilities	(15,171)	—	(9,525)
Noncontrolling interest before acquisition	—	—	10,076
Net assets	70,152	—	(4,583)
Noncontrolling interests	—	—	(116,683)
Mandatorily redeemable noncontrolling interests	(63,569)	—	—
Goodwill arising on acquisitions	103,136	—	300,332
Total	109,719	—	179,066

Cash consideration	68,480	—	7,500
Non-cash consideration	—		68,632
Fair value of previously held equity interests	41,239	—	102,934
Total consideration	109,719	—	179,066